Investment Objectives and Goals - FT Vest U.S. Equity Deep Buffer ETF - June	Aug. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Deep Buffer ETF – June (DJUN)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Deep Buffer ETF – June (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 12.08% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30%, over the period from June 23, 2025 through June 18, 2026.